Business Combination (Details) - USD ($)						3 Months Ended
	Oct. 15, 2021	Oct. 15, 2021	Jun. 23, 2021	Jun. 22, 2021	Jan. 01, 2021	Mar. 31, 2021	Apr. 23, 2021
Business Combination (Details) [Line Items]
Aggregate purchase price		$ 1,000,000		$ 3,500,000,000,000
Shares of common stock (in Shares)		10,000,000		10,000,000
Promissory note issued	$ 1,252,316
Purchase price							$ 2,500,000
Net loss					$ 2,025,847
Net loss per share (in Dollars per share)						$ 0.02
Cryocann [Member]
Business Combination (Details) [Line Items]
Aggregate purchase price			$ 3,500,000,000,000
Shares of common stock (in Shares)			10,000,000
Promissory note issued		$ 1,252,316
Purchase price							$ 2,500,000